Income tax - Summary of Reconciliation of Net Deferred Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning Balance	$ 10,203	$ 5,860
Relating to origination and reversal of temporary differences	(5,570)	4,279	$ 6,353
Exchange differences	(72)	64
Ending Balance	$ 4,561	$ 10,203	$ 5,860